Minimum Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Regulatory Capital Requirements [Abstract]
Schedule of Capital Ratios as Required by Regulators
The Company's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$35,341	9.11%	$31,047	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	30,467	7.85%	15,524	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	30,467	5.18%	23,536	=,> 4%

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$33,506	8.29%	$32,347	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	28,424	7.03%	16,174	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	28,424	4.57%	24,889	=,> 4%

The Bank's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$38,931	10.05%	$30,985	=,> 8%	$38,732	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	34,057	8.79%	15,493	=,> 4%	23,239	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	34,057	5.80%	23,475	=,> 4%	29,344	=,> 5%

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$36,543	9.08%	$32,209	=,> 8%	$40,262	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	31,461	7.81%	16,105	=,> 4%	24,157	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	31,461	5.07%	24,816	=,> 4%	31,021	=,> 5%